Summary of Significant Accounting Policies - Disclosure of basic and diluted net profit (loss) per common share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares
Disclosure Of Significant Accounting Policies [Line Items]
Numerator: Net income allocable to Redeemable Ordinary Shares | $		$ 225,100		$ (71,821)	$ 53,410
Weighted average common shares outstanding, basic | shares		391,803,000	391,803,000	391,106,000	391,052,000
Weighted average common shares outstanding, diluted | shares		961,751,000	961,751,000	391,106,000	728,575,000
Basic net profit (loss) per common share | $ / shares		$ 0.51		$ (0.24)	$ 0.09
Diluted net profit (loss) per common share | $ / shares		$ 0.21		$ (0.24)	$ 0.05
Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Numerator: Net income allocable to Redeemable Ordinary Shares | $	$ 131,724		$ 741,733
Decarbonization Plus Acquisition Corporation IV [Member] | Redeemable Class A Ordinary Shares [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Numerator: Net income allocable to Redeemable Ordinary Shares | $	$ 84,906		$ 593,386
Weighted average common shares outstanding, basic | shares	14,338,023	31,625,000	31,625,000
Weighted average common shares outstanding, diluted | shares	14,338,023	31,625,000	31,625,000
Basic net profit (loss) per common share | $ / shares	$ 0.01		$ 0.02
Diluted net profit (loss) per common share | $ / shares	$ 0.01		$ 0.02
Decarbonization Plus Acquisition Corporation IV [Member] | Non-Redeemable Class B Ordinary Shares [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Numerator: Net income allocable to Redeemable Ordinary Shares | $	$ 46,818		$ 148,347
Weighted average common shares outstanding, basic | shares	7,906,250	7,906,250	7,906,250
Weighted average common shares outstanding, diluted | shares	7,906,250	7,906,250	7,906,250
Basic net profit (loss) per common share | $ / shares	$ 0.01		$ 0.02
Diluted net profit (loss) per common share | $ / shares	$ 0.01		$ 0.02